Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.80%	25.00%	25.00%
Effect of the tax benefits on basic earnings per share	$ 0.07	$ 0.05	$ 0.04
Maximum percentage of tax reduction from tax holidays	100.00%	100.00%	100.00%
Income tax holiday expiration date	Dec. 31, 2029
Legal inflationary index	2.56%
Deferred tax expense recorded as component of other comprehensive income (loss)	$ (26)	$ 3
Cumulative amount of distributable earnings	7,140	4,148
Distributable earnings becoming taxable upon repatriation amount	528
Indefinitely reinvested by foreign subsidiaries	308
Decrease in long term deferred tax liabilities	22			$ 15
Unrecognized tax benefits	25	81
Accrued interest and penalties related to uncertain tax positions			$ 1
Interest and penalties of unrecognized tax benefits	$ 6	7
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	1997
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2022
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions	$ 1	$ 1
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Cumulative amount of distributable earnings	$ 6,612